UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13 F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:       June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                              Clarium Capital Management LLC
Address:                           1 Letterman Drive, Building C, Suite 400
                                   San Francisco, CA 94129


Form 13F File Number: 28-11772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                                        Peter Thiel
Title:                                       President
Phone:                                       (415) 248-5140

Signature, Place, and Date of Signing:

      /s/ Peter Thiel            August 13, 2007       San Francisco, California
   ----------------------      -------------------
        [Signature]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


       Form 13F File Number               Name

       28-11772                           Clarium Capital Management LLC

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                            64

Form 13F Information Table Value Total:                       134,922
                                                          (thousands)


List of Other Included Managers:                          NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2          COLUMN 3      COLUMN 4                 COLUMN 5
--------------------------------------------------------------------------------------------------------------------
                                                                 VALUE        SHRS OF                  PUT/
     NAME OF ISSUER         TITLE OF CLASS        CUSIP        (x$1000)       PRN AMT      SH/PRN      CALL
--------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO             COM             025816109        2,570         42,000       SH
BANK OF AMERICA CORP            COM             060505104        1,173         24,000       SH
BARRICK GOLD CORP               COM             067901108          698         24,000       SH
BERKSHIRE HATHAWAY              CL B            084670207        2,866            795       SH
BEST BUY INC                    COM             086516101          467         10,000       SH         CALL
(strike @ 50.00)
BEST BUY INC                    COM             086516101        1,167         25,000       SH         CALL
(strike @ 52.50)
BIRCH MTN RESOURCES             COM             09066X109          730        205,042       SH
BOSTON PROPERTIES INC           COM             101121101          205          2,008       SH
BRIGHTPOINT INC                 COM             109473405          220         15,973       SH
BRONCO DRILLING CO              COM             112211107          164         10,000       SH
CAPITAL ONE FIN CORP            COM             14040H105          221          2,820       SH
CERADYNE INC                    COM             156710105          278          3,760       SH
CHESAPEAKE ENERGY               COM             165167107          259          7,485       SH
COMMSCOPE INC                   COM             203372107          416          7,123       SH
CONTANGO OIL AND GAS            COM             21075N204          340          9,375       SH
COREL CORP                      COM             21869X103        1,325        100,000       SH
DENBURY RESOURCES INC           COM             247916208          295          7,870       SH
DEVON ENERGY CORP               COM             25179M103          256          3,268       SH
DITECH NETWORKS INC             COM             25500T108        1,229        150,000       SH
FEDEX CORP                      COM             31428X106          227          2,044       SH
FIDELITY NATIONAL FIN           CL A            31620R105          219          9,222       SH
GENERAL DYNAMICS CORP           COM             369550108        5,613         71,765       SH
GENESEE AND WYOMING INC         CL A            371559105          477         16,000       SH
GOLDMAN SACHS GROUP INC         COM             38141G104       16,944         78,173       SH
GRANT PRIDECO INC               COM             38821G101        7,881        146,400       SH
HALLIBURTON CO                  COM             406216101          345         10,000       SH
HEARTLAND EXPRESS INC           COM             422347104          233         14,324       SH
HEWLETT-PACKARD CO              COM             428236103        2,588         58,000       SH
JAKKS PACIFIC INC               COM             47012E106          278          9,896       SH
JETBLUE AIRWAYS CORP            COM             477143101        3,990        339,563       SH
JPMORGAN CHASE AND CO           COM             46625H100        1,308         27,000       SH
LIMITED BRANDS INC              COM             532716107          207          7,529       SH
LOCKHEED MARTIN CORP            COM             539830109        2,413         25,630       SH
MERIDIAN GOLD INC               COM             589975101        1,371         50,000       SH
MERRILL LYNCH AND CO INC        COM             590188108        7,079         84,700       SH
MOLSON COORS BREWING CO         CL B            60871R209        3,792         41,008       SH
MORGAN STANLEY                  COM             671446448        7,113         84,800       SH
NEXEN INC                       COM             65334H102        3,173        102,521       SH
OILSANDS QUEST INC              COM             678046103        2,793      1,130,602       SH
PATTERSON-UTI ENERGY            COM             703481101          243          9,280       SH
PEMCO AVIATION GROUP            COM             706444106        3,728        413,760       SH
PLAINS EXPL AND PROD            COM             726505100          220          4,610       SH
PLAYBOY ENTERPRISES             CL B            728117300        2,223        197,129       SH
PORTFOLIO RECOV ASSOC           COM             73640Q105          282          4,703       SH
RUBY TUESDAY INC                COM             781182100          208          7,915       SH
SELECT SECTOR SPDR TR         SBI CONS          81369Y308       16,013        592,208       SH
                               STPLS
SEI INVESTMENTS CO              COM             784117103          214          7,368       SH
SIERRA HEALTH SERVICES          COM             826322109          252          6,053       SH
SKYWEST INC                     COM             830879102          858         36,000       SH
SOTHEBY'S                       COM             835898107        7,497        162,899       SH
STEEL DYNAMICS INC              COM             858119100          279          6,668       SH
SYNTAX BRILLIAN CORP            COM             87163L103          787        160,000       SH          PUT
(strike @ 2.50)
T-3 ENERGY SERVICES INC         COM             87306E107        2,182         65,229       SH
THE MEN`S WEARHOUSE             COM             587118100          295          5,780       SH
THOR INDUSTRIES INC             COM             885160101          225          4,979       SH
TRADESTATION GROUP              COM             89267P105          184         15,779       SH
UNITED TECHNOLOGIES             COM             913017109        5,468         77,091       SH
UNITEDHEALTH GROUP INC          COM             91324P102        3,222         63,000       SH
UNIVERSAL HEALTH SERVICES       CL B            913903100          246          3,992       SH
US AIRWAYS GROUP INC            COM             90341W108        5,279        174,400       SH
UTSTARCOM INC                   COM             918076100        1,334        237,800       SH          PUT
(strike @ 2.50)
W-H ENERGY SERVICES             COM             92925E108          279          4,508       SH
WR BERKLEY CORP                 COM             084423102          205          6,313       SH
XTO ENERGY INC                  COM             98385X106          276          4,589       SH







        COLUMN 1                  COLUMN 6          COLUMN 7                 COLUMN 8
-------------------------------------------------------------------------------------------------------------------
                                 INVESTMENT         OTHER              VOTING AUTHORITY
    NAME OF ISSUER               DISCRETION         MANAGERS         SOLE    SHARED    NONE
-------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO                 SOLE                            42,000      0        0
BANK OF AMERICA CORP                SOLE                            24,000      0        0
BARRICK GOLD CORP                   SOLE                            24,000      0        0
BERKSHIRE HATHAWAY                  SOLE                               795      0        0
BEST BUY INC                        SOLE                            10,000      0        0
(strike @ 50.00)
BEST BUY INC                        SOLE                            25,000      0        0
(strike @ 52.50)
BIRCH MTN RESOURCES                 SOLE                           205,042      0        0
BOSTON PROPERTIES INC               SOLE                             2,008      0        0
BRIGHTPOINT INC                     SOLE                            15,973      0        0
BRONCO DRILLING CO                  SOLE                            10,000      0        0
CAPITAL ONE FIN CORP                SOLE                             2,820      0        0
CERADYNE INC                        SOLE                             3,760      0        0
CHESAPEAKE ENERGY                   SOLE                             7,485      0        0
COMMSCOPE INC                       SOLE                             7,123      0        0
CONTANGO OIL AND GAS                SOLE                             9,375      0        0
COREL CORP                          SOLE                           100,000      0        0
DENBURY RESOURCES INC               SOLE                             7,870      0        0
DEVON ENERGY CORP                   SOLE                             3,268      0        0
DITECH NETWORKS INC                 SOLE                           150,000      0        0
FEDEX CORP                          SOLE                             2,044      0        0
FIDELITY NATIONAL FIN               SOLE                             9,222      0        0
GENERAL DYNAMICS CORP               SOLE                            71,765      0        0
GENESEE AND WYOMING INC             SOLE                            16,000      0        0
GOLDMAN SACHS GROUP INC             SOLE                            78,173      0        0
GRANT PRIDECO INC                   SOLE                           146,400      0        0
HALLIBURTON CO                      SOLE                            10,000      0        0
HEARTLAND EXPRESS INC               SOLE                            14,324      0        0
HEWLETT-PACKARD CO                  SOLE                            58,000      0        0
JAKKS PACIFIC INC                   SOLE                             9,896      0        0
JETBLUE AIRWAYS CORP                SOLE                           339,563      0        0
JPMORGAN CHASE AND CO               SOLE                            27,000      0        0
LIMITED BRANDS INC                  SOLE                             7,529      0        0
LOCKHEED MARTIN CORP                SOLE                            25,630      0        0
MERIDIAN GOLD INC                   SOLE                            50,000      0        0
MERRILL LYNCH AND CO INC            SOLE                            84,700      0        0
MOLSON COORS BREWING CO             SOLE                            41,008      0        0
MORGAN STANLEY                      SOLE                            84,800      0        0
NEXEN INC                           SOLE                           102,521      0        0
OILSANDS QUEST INC                  SOLE                         1,130,602      0        0
PATTERSON-UTI ENERGY                SOLE                             9,280      0        0
PEMCO AVIATION GROUP                SOLE                           413,760      0        0
PLAINS EXPL AND PROD                SOLE                             4,610      0        0
PLAYBOY ENTERPRISES                 SOLE                           197,129      0        0
PORTFOLIO RECOV ASSOC               SOLE                             4,703      0        0
RUBY TUESDAY INC                    SOLE                             7,915      0        0
SELECT SECTOR SPDR TR               SOLE                           592,208      0        0
SEI INVESTMENTS CO                  SOLE                             7,368      0        0
SIERRA HEALTH SERVICES              SOLE                             6,053      0        0
SKYWEST INC                         SOLE                            36,000      0        0
SOTHEBY'S                           SOLE                           162,899      0        0
STEEL DYNAMICS INC                  SOLE                             6,668      0        0
SYNTAX BRILLIAN CORP                SOLE                           160,000      0        0
(strike @ 2.50)
T-3 ENERGY SERVICES INC             SOLE                            65,229      0        0
THE MEN`S WEARHOUSE                 SOLE                             5,780      0        0
THOR INDUSTRIES INC                 SOLE                             4,979      0        0
TRADESTATION GROUP                  SOLE                            15,779      0        0
UNITED TECHNOLOGIES                 SOLE                            77,091      0        0
UNITEDHEALTH GROUP INC              SOLE                            63,000      0        0
UNIVERSAL HEALTH SERVICES           SOLE                             3,992      0        0
US AIRWAYS GROUP INC                SOLE                           174,400      0        0
UTSTARCOM INC                       SOLE                           237,800      0        0
(strike @ 2.50)
W-H ENERGY SERVICES                 SOLE                             4,508      0        0
WR BERKLEY CORP                     SOLE                             6,313      0        0
XTO ENERGY INC                      SOLE                             4,589      0        0





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